Other Financial Liabilities (Tables)	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Summary of Other Financial Liabilities
The Company’s othe
r
 financial liabilities were as follows, as at:

	January 31, 2021	January 31, 2020
Dealer holdback programs and customer deposits	$102.4	$100.2
Due to Bombardier Inc. (Note 30)	22.2	22.3
Derivative financial instruments	8.6	5.2
Due to a pension management company (Note 17)	0.7	1.0
Non-controlling interest liability (Note 10)	21.0	19.0
Financial liability related to NCIB (Note 18)	200.0	70.3
Other	28.1	11.9
Total other financial liabilities	$383.0	$229.9
Current	348.6	182.9
Non-current	34.4	47.0
Total other financial liabilities	$383.0	$229.9